Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
WCM Focused Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused Small Cap Fund

Investor Class Shares – WCMJX

Institutional Class Shares – WCMFX

A series of Investment Managers Series Trust

Supplement dated September 20, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2022.

IMPORTANT NOTICE REGARDING PLANNED CHANGES IN THE FUND’S INVESTMENT POLICY, PRINCIPAL INVESTMENT STRATEGIES, EXPENSE STRUCTURE AND BENCHMARK INDEX.

Effective November 30, 2022:

•	The WCM Focused Small Cap Fund’s (the “Fund”) current investment policy of investing at least 80% of its net assets in equity securities of small-capitalization companies will be changed to a policy that requires the Fund to invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies.
•	The Fund’s principal investment strategies will be updated to reflect the Fund’s focus on equity securities of small- and mid-capitalization companies. The Fund’s investment objective of long-term capital appreciation will remain the same.
•	The Fund will replace its benchmark index, the Russell 2000® Value Index, with the Russell 2500® Value Index. The Fund’s advisor, WCM Investment Management, LLC (the “Advisor”), believes the Russell 2500® Value Index is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s updated investment strategy.
•	The Advisor has agreed to lower its management fee for the Fund from 1.00% to 0.85% of the Fund’s average daily net assets.
•	The Advisor has agreed to reduce the limit on the Fund’s total annual fund operating expenses, excluding certain expenses as described below, from 1.25% to 1.10% and 1.00% to 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

As a result of the foregoing, as of November 30, 2022, the Prospectus and SAI will be updated as follows:

The first paragraph of the Fund’s “Principal Investment Strategies” sections on pages 36 and 95 of the Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies the Fund’s advisor believes to be undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund primarily invests in common stocks of U.S. companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund’s advisor considers small- and mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2500® Index at the time of purchase. Because small- and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of June 30, 2022, the market capitalizations of companies included in the Russell 2500® Index were between $25.4 million and $18.0 billion. Investments in companies that move above or below the capitalization range of the Russell 2500® Index may continue to be held by the Fund in the Fund advisor’s sole discretion. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment advisor will typically invest the Fund’s assets in the equity securities of a small number of issuers. Generally, the Fund expects to hold the equity securities of approximately 45 or less issuers.

In the Fund’s “Principal Risks of Investing” section on page 37 of the Prospectus, the “Small-Cap Company Risk” discussion is deleted and replaced with the “Market Capitalization Risk” discussion below. In addition, in the “Principal Risks of Investing in the Funds” section beginning on page 105 of the Prospectus, the parenthetical to the “Small-Cap and Mid-Cap Company Risk” discussion is updated to note the risk is also applicable to the Fund.

Market Capitalization Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

The “Fees and Expenses of the Fund” section beginning on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2032
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees and expense cap, effective November 30, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
WCM Focused Small Cap Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019	[1]
WCM Focused Small Cap Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.27%
Since Inception	rr_AverageAnnualReturnSinceInception	17.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019
WCM Focused Small Cap Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[2],[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	18.90%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019	[4]
WCM Focused Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[2],[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	19.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019
WCM Focused Small Cap Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.90%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019	[4]
WCM Focused Small Cap Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.98%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2019	[4]

[1]	Effective November 30, 2022, the Fund changed its primary performance benchmark from the Russell 2000® Value Index to the Russell 2500® Value Index. WCM Investment Management, LLC, the Fund’s advisor, believes the Russell 2500 Value Index represents a better benchmark with which to compare performance of the Fund in light of the Fund’s investment strategy as of November 30, 2022.
[2]	The expense information in the table has been restated to reflect the current management fees and expense cap, effective November 30, 2022.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2032, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.